UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2015

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited)	September 30, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 37.3%
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 3.1%
American Axle & Manufacturing Holdings Inc.	4,161	$82,970	*
Compagnie Generale des Etablissements Michelin	1,420	129,578	(a)
Faurecia	3,233	100,776	(a)
GKN PLC	9,825	39,969	(a)
Goodyear Tire & Rubber Co.	6,126	179,676	(b)
Koito Manufacturing Co., Ltd.	4,700	154,151	(a)
Lear Corp.	852	92,681
Magna International Inc.	1,632	78,352
NGK Spark Plug Co., Ltd.	5,300	121,703	(a)

Total Auto Components		979,856

Automobiles - 0.1%
General Motors Co.	593	17,802
Motors Liquidation Co. GUC Trust	1,463	22,223

Total Automobiles		40,025

Diversified Consumer Services - 0.3%
Service Corporation International	1,346	36,477
Sotheby’s	1,670	53,406

Total Diversified Consumer Services		89,883

Hotels, Restaurants & Leisure - 2.0%
Caesars Acquisition Co., Class A Shares	467	3,316	*
Caesars Entertainment Corp.	2,329	13,718	*
ClubCorp Holdings Inc.	785	16,846
Hilton Worldwide Holdings Inc.	4,143	95,040
MGM Resorts International	8,179	150,903	*
OPAP SA	2,118	19,178	(a)
Pinnacle Entertainment Inc.	203	6,869	*
Planet Fitness Inc., Class A Shares	8,200	140,548	*
Starwood Hotels & Resorts Worldwide Inc.	1,546	102,778
Wynn Resorts Ltd.	1,350	71,712

Total Hotels, Restaurants & Leisure		620,908

Internet & Catalog Retail - 1.1%
Netflix Inc.	3,450	356,247	*(c)

Media - 1.9%
Clear Channel Outdoor Holdings Inc., Class A Shares	75	535	*
Comcast Corp., Class A Shares	5,021	285,595
Liberty Global PLC, Class A Shares	3,042	130,623	*
Time Warner Cable Inc.	898	161,074

Total Media		577,827

Specialty Retail - 2.5%
Container Store Group Inc.	14,800	208,384	*(c)
Office Depot Inc.	8,433	54,140	*
Restoration Hardware Holdings Inc.	2,950	275,265	*(c)
Tiffany & Co.	2,500	193,050
Vitamin Shoppe Inc.	1,105	36,067	*

Total Specialty Retail		766,906

Textiles, Apparel & Luxury Goods - 1.2%
Michael Kors Holdings Ltd.	8,700	367,488	*(c)

TOTAL CONSUMER DISCRETIONARY		3,799,140

CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.6%
Whole Foods Market Inc.	6,402	202,623

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	SHARES	VALUE
ENERGY - 0.6%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.	750	$51,728

Oil, Gas & Consumable Fuels - 0.4%
Antero Resources Corp.	3,400	71,944	*
DHT Holdings Inc.	1,883	13,972
Golar LNG Ltd.	1,400	39,032

Total Oil, Gas & Consumable Fuels		124,948

TOTAL ENERGY		176,676

EXCHANGE-TRADED FUNDS - 0.2%
Market Vectors ETF Trust - Gold Miners ETF	3,500	48,090

FINANCIALS - 1.9%
Banks - 0.1%
ICICI Bank Ltd., ADR	1,980	16,592

Capital Markets - 0.7%
Apollo Global Management LLC, Class A Shares	5,780	99,300	(b)
Blackstone Group LP	770	24,386
Fortress Investment Group LLC, Class A Shares	11,166	61,971
Och-Ziff Capital Management Group LLC, Class A Shares	3,417	29,831

Total Capital Markets		215,488

Consumer Finance - 0.3%
Ally Financial Inc.	3,801	77,464	*
Santander Consumer USA Holdings Inc.	1,578	32,223	*

Total Consumer Finance		109,687

Insurance - 0.1%
Ambac Financial Group Inc.	1,350	19,535	*

Real Estate Investment Trusts (REITs) - 0.7%
Campus Crest Communities Inc.	35,061	186,525
HCP Inc.	742	27,639

Total Real Estate Investment Trusts (REITs)		214,164

Real Estate Management & Development - 0.0%
Hispania Activos Inmobiliarios SA	584	8,125	*(a)

TOTAL FINANCIALS		583,591

HEALTH CARE - 7.2%
Biotechnology - 1.2%
Alexion Pharmaceuticals Inc.	750	117,292	*
Dynavax Technologies Corp.	3,000	73,620	*
Gilead Sciences Inc.	487	47,819
Sage Therapeutics Inc.	2,500	105,800	*
Vertex Pharmaceuticals Inc.	245	25,514	*

Total Biotechnology		370,045

Health Care Equipment & Supplies - 0.2%
Medtronic PLC	892	59,711

Health Care Providers & Services - 1.3%
Brookdale Senior Living Inc.	10,118	232,309	*
McKesson Corp.	900	166,527

Total Health Care Providers & Services		398,836

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	SHARES	VALUE
Pharmaceuticals - 4.5%
Allergan PLC	1,600	$434,896	*(c)
Bristol-Myers Squibb Co.	2,000	118,400
Endo International PLC	1,600	110,848	*
GlaxoSmithKline PLC, ADR	3,800	146,110
Mylan NV	143	5,757	*
Perrigo Co. PLC	166	26,107
Pfizer Inc.	1,358	42,655
Shire PLC, ADR	700	143,661
Teva Pharmaceutical Industries Ltd., ADR	6,800	383,928

Total Pharmaceuticals		1,412,362

TOTAL HEALTH CARE		2,240,954

INDUSTRIALS - 4.9%
Aerospace & Defense - 0.8%
Airbus Group SE	217	12,889	(a)
Huntington Ingalls Industries Inc.	595	63,754
Triumph Group Inc.	3,700	155,696	(b)

Total Aerospace & Defense		232,339

Airlines - 0.7%
Virgin America Inc.	6,500	222,495	*

Building Products - 0.0%
Simpson Manufacturing Co. Inc.	283	9,478

Commercial Services & Supplies - 0.2%
De La Rue PLC	6,838	49,948	(a)

Electrical Equipment - 0.5%
SolarCity Corp.	3,755	160,376	*

Machinery - 1.2%
Crane Co.	1,584	73,830
Kennametal Inc.	615	15,307
Kurita Water Industries Ltd.	5,800	123,356	(a)
Oshkosh Corp.	2,229	80,980
SKF AB, Class B Shares	4,639	85,468	(a)

Total Machinery		378,941

Road & Rail - 0.7%
Avis Budget Group Inc.	1,232	53,814	*
CSX Corp.	3,023	81,319
Norfolk Southern Corp.	1,084	82,817

Total Road & Rail		217,950

Trading Companies & Distributors - 0.8%
Air Lease Corp.	4,700	145,324
WESCO International Inc.	2,500	116,175	*(b)

Total Trading Companies & Distributors		261,499

TOTAL INDUSTRIALS		1,533,026

INFORMATION TECHNOLOGY - 7.1%
Electronic Equipment, Instruments & Components - 0.9%
Anixter International Inc.	1,395	80,603	*
CDW Corp.	411	16,794
Flextronics International Ltd.	2,790	29,407	*
Ingram Micro Inc., Class A Shares	5,164	140,667

Total Electronic Equipment, Instruments & Components		267,471

Internet Software & Services - 3.5%
Cornerstone OnDemand Inc.	5,200	171,600	*
Cvent Inc.	4,500	151,470	*
LinkedIn Corp., Class A Shares	1,450	275,688	*
Xactly Corp.	2,700	21,060	*
Yahoo! Inc.	5,400	156,114	*
Yelp Inc.	14,100	305,406	*(c)

Total Internet Software & Services		1,081,338

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY		SHARES	VALUE
IT Services - 0.7%
Atos SE		1,837	$141,080	(a)
ITOCHU Techno-Solutions Corp.		4,300	91,891	(a)

Total IT Services			232,971

Semiconductors & Semiconductor Equipment - 0.0%
SunEdison Inc.		501	3,597	*

Software - 2.0%
Autodesk Inc.		2,800	123,592	*
CDK Global Inc.		2,284	109,130
MicroStrategy Inc., Class A Shares		1,400	275,058	*(c)
Solarwinds Inc.		3,100	121,644	*

Total Software			629,424

TOTAL INFORMATION TECHNOLOGY			2,214,801

MATERIALS - 2.4%
Chemicals - 0.9%
Arkema SA		1,472	95,521	(a)
FMC Corp.		5,252	178,095	(b)

Total Chemicals			273,616

Containers & Packaging - 1.2%
Berry Plastics Group Inc.		3,772	113,424	*
Owens-Illinois Inc.		12,575	260,554	*(b)

Total Containers & Packaging			373,978

Metals & Mining - 0.3%
Barrick Gold Corp.		12,648	80,441
Freeport-McMoRan Inc.		1,286	12,462

Total Metals & Mining			92,903

TOTAL MATERIALS			740,497

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA		1,009	8,818	(a)

Wireless Telecommunication Services - 0.1%
China Mobile Ltd., ADR		381	22,669

TOTAL TELECOMMUNICATION SERVICES			31,487

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Terraform Global Inc., Class A Shares		255	1,699	*
Vivint Solar Inc.		3,661	38,367	*

TOTAL UTILITIES			40,066

TOTAL COMMON STOCKS (Cost - $13,063,387)			11,610,951

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.3%
FINANCIALS - 0.1%
Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	5.500%	500	48,115

INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
SunEdison Inc.	6.750%	74	48,840	(a)

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $123,474)			96,955

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE		SHARES	VALUE
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts (REITs) - 0.1%
Campus Crest Communities Inc.	8.000%		700	$17,031

Thrifts & Mortgage Finance - 0.0%
Federal Home Loan Mortgage Corp. (FHLMC)	5.750%		129	490	*
Federal Home Loan Mortgage Corp. (FHLMC)	5.900%		202	768	*
Federal Home Loan Mortgage Corp. (FHLMC)	8.375%		575	2,818	*
Federal National Mortgage Association (FNMA)	0.000%		239	872	*(d)
Federal National Mortgage Association (FNMA)	8.250%		625	3,031	*(d)

Total Thrifts & Mortgage Finance				7,979

TOTAL PREFERRED STOCKS (Cost - $23,812)				25,010

			UNITS
STATUTORY TRUST CERTIFICATES - 0.1%
Rescap Liquidating Trust (Cost - $30,669)			2,961	27,093

		MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 1.1%
INDUSTRIALS - 0.6%
Electrical Equipment - 0.6%
SolarCity Corp., Senior Notes	1.625%	11/1/19	$240,000	188,250	(b)(e)

INFORMATION TECHNOLOGY - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
SunEdison Inc., Senior Bonds	2.000%	10/1/18	20,000	15,162
SunEdison Inc., Senior Notes	0.250%	1/15/20	20,000	11,488	(e)
SunEdison Inc., Senior Notes	2.375%	4/15/22	75,000	43,078	(e)
SunEdison Inc., Senior Notes	2.625%	6/1/23	55,000	27,981	(e)
SunEdison Inc., Senior Notes	3.375%	6/1/25	80,000	41,050	(e)

TOTAL INFORMATION TECHNOLOGY				138,759

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $402,019)				327,009

CORPORATE BONDS & NOTES - 12.9%
CONSUMER DISCRETIONARY - 6.8%
Hotels, Restaurants & Leisure - 1.8%
Caesars Entertainment Operating Co. Inc., Secured Bonds	10.000%	12/15/18	4,967	1,515	*(f)
Caesars Entertainment Operating Co. Inc., Secured Notes	10.000%	12/15/18	325,000	100,750	*(f)
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	285,000	229,425	*(f)
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	9.000%	2/15/20	265,000	217,962	*(f)
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	9.000%	2/15/20	15,000	12,375	*(f)

Total Hotels, Restaurants & Leisure				562,027

Household Durables - 0.1%
APX Group Inc., Senior Secured Notes	6.375%	12/1/19	20,000	19,275

Media - 4.3%
Altice Luxembourg SA, Senior Notes	7.625%	2/15/25	475,000	420,672	(e)
iHeartCommunications Inc., Senior Secured Notes	9.000%	3/1/21	55,000	46,420
iHeartCommunications Inc., Senior Secured Notes	11.250%	3/1/21	120,000	104,250	(b)
iHeartCommunications Inc., Senior Secured Notes	9.000%	9/15/22	255,000	210,056	(b)
iHeartCommunications Inc., Senior Secured Notes	10.625%	3/15/23	43,000	36,658
Numericable-SFR SAS, Senior Secured Bonds	6.000%	5/15/22	230,000	222,237	(e)
Numericable-SFR SAS, Senior Secured Bonds	6.250%	5/15/24	200,000	193,000	(e)
Radio One Inc., Senior Secured Notes	7.375%	4/15/22	70,000	65,362	(e)
Time Warner Cable Inc., Debentures	7.300%	7/1/38	10,000	10,503
Time Warner Cable Inc., Senior Notes	6.750%	6/15/39	14,000	14,045
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	5,000	5,814

Total Media				1,329,017

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Specialty Retail - 0.3%
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	$100,000	$92,500	(e)

Textiles, Apparel & Luxury Goods - 0.3%
Boardriders SA, Senior Notes	8.875%	12/15/17	100,000	103,360

TOTAL CONSUMER DISCRETIONARY				2,106,179

CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 1.6%
New Albertsons Inc., Senior Bonds	7.750%	6/15/26	150,000	144,000
New Albertsons Inc., Senior Bonds	7.450%	8/1/29	40,000	39,400
New Albertsons Inc., Senior Bonds	8.000%	5/1/31	25,000	24,625
New Albertsons Inc., Senior Notes	7.110%	7/22/27	70,000	60,200	(g)
New Albertsons Inc., Senior Notes	7.150%	7/23/27	5,000	4,156	(g)
New Albertsons Inc., Senior Notes	6.570%	2/23/28	230,000	195,788	(g)
New Albertsons Inc., Senior Notes	6.520%	4/10/28	40,000	33,750	(g)
New Albertsons Inc., Senior Notes	6.625%	6/1/28	5,000	4,325

TOTAL CONSUMER STAPLES				506,244

FINANCIALS - 1.7%
Capital Markets - 0.6%
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	1,750,000	182,437	*

Insurance - 1.1%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	316,538	341,861	*(e)(f)

TOTAL FINANCIALS				524,298

INDUSTRIALS - 0.9%
Aerospace & Defense - 0.9%
DynCorp International Inc., Senior Notes	10.375%	7/1/17	400,000	288,000

INFORMATION TECHNOLOGY - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Riverbed Technology Inc., Senior Notes	8.875%	3/1/23	10,000	9,125	(e)

MATERIALS - 1.7%
Metals & Mining - 1.7%
Consolidated Minerals Ltd., Senior Secured Notes	8.000%	5/15/20	200,000	142,000	(e)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	230,000	143,175	(e)
HudBay Minerals Inc., Senior Notes	9.500%	10/1/20	210,000	168,787	(b)
Thompson Creek Metals Co. Inc., Senior Notes	7.375%	6/1/18	85,000	49,088
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	10,000	5,363

TOTAL MATERIALS				508,413

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Intelsat Luxembourg SA, Senior Bonds	6.750%	6/1/18	80,000	68,500

TOTAL CORPORATE BONDS & NOTES (Cost - $4,373,739)				4,010,759

MUNICIPAL BONDS - 1.4%
Puerto Rico - 1.4%
Puerto Rico Commonwealth, GO, Public Improvement	5.750%	7/1/41	440,000	287,100	(g)
Puerto Rico Commonwealth, GO, Public Improvement	5.125%	7/1/37	20,000	12,925	(g)
Puerto Rico Commonwealth, GO, Public Improvement	5.000%	7/1/33	35,000	22,662	(g)
Puerto Rico Commonwealth, GO, Public Improvement	5.000%	7/1/34	5,000	3,231	(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.050%	8/1/36	10,000	6,075	(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.050%	8/1/39	10,000	6,050	(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.050%	8/1/38	35,000	21,175	(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/38	5,000	3,025	(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.050%	8/1/37	105,000	63,525	(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/40	30,000	18,788	(g)

TOTAL MUNICIPAL BONDS (Cost - $445,877)				444,556

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	September 30, 2015

		EXPIRATION DATE	CONTRACTS	VALUE
PURCHASED OPTIONS - 0.8%
Autodesk Inc., Call @ $60.00		1/20/17	22	$5,833
Concho Resources Inc., Call @ $95.00		1/15/16	14	15,260
Ebay Inc., Call @ $60.00		1/15/16	33	5,610
Golar LNG Ltd., Call @ $60.00		1/15/16	11	303
Google Inc., Call @ $500.00		1/15/16	4	55,600
LinkedIn Corp., Call @ $220.00		1/15/16	9	4,905
MasterCard Inc., Call @ $72.00		1/15/16	20	36,900
Michael Kors Holdings Ltd., Call @ $60.00		1/20/17	28	6,720
Restoration Hardware Holdings Inc., Call @ $105.00		1/20/17	6	6,180
Schlumberger Ltd., Call @ $115.00		1/15/16	9	27
Starbucks Corp., Call @ $36.25		1/15/16	43	88,257
Tiffany & Co., Call @ $80.00		1/15/16	12	4,260
Tiffany & Co., Call @ $85.00		1/20/17	16	10,760
U.S. Dollar/ Euro, Put @ $1.07		10/19/15	499,000	270
U.S. Dollar/Japanese Yen, Call @ $121.00		10/13/15	496,200	2,231
U.S. Dollar/Japanese Yen, Call @ $121.00		10/15/15	422,600	2,079
U.S. Dollar/Japanese Yen, Call @ $121.00		10/22/15	411,500	2,649
Whole Foods Market Inc., Call @ $33.00		1/20/17	17	6,842
Yelp Inc., Call @ $35.00		1/15/16	36	900

TOTAL PURCHASED OPTIONS (Cost - $201,684)				255,586

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $18,664,661)				16,797,919

	RATE		SHARES
SHORT-TERM INVESTMENTS - 20.7%
State Street Institutional Liquid Reserves Fund, Premier Class	0.125%		474,672	474,672
State Street Institutional Investment Trust Treasury Plus Fund, Premier Class	0.000%		522,148	522,148
State Street Institutional Investment Trust Treasury Money Market Fund, Premier Class	0.000%		5,425,585	5,425,585

TOTAL SHORT-TERM INVESTMENTS (Cost - $6,422,405)				6,422,405

TOTAL INVESTMENTS - 74.7% (Cost - $25,087,066#)				23,220,324
Other Assets in Excess of Liabilities - 25.3%				7,875,369

TOTAL NET ASSETS - 100.0%				$31,095,693

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	All or a portion of this security is held at the broker as collateral for open securities sold short.

(c)	All or a portion of this security is held by the custodian as collateral for open swap contracts.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	The coupon payment on these securities is currently in default as of September 30, 2015.

(g)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT‡
COMMON STOCKS - (5.5)%
CONSUMER DISCRETIONARY - (0.2)%
Hotels, Restaurants & Leisure - (0.1)%
Chipotle Mexican Grill Inc.	(8)	$(5,762)*
Darden Restaurants Inc.	(23)	(1,576)
Panera Bread Co., Class A Shares	(16)	(3,095)*
Starbucks Corp.	(73)	(4,149)
Texas Roadhouse Inc., Class A Shares	(155)	(5,766)

Total Hotels, Restaurants & Leisure		(20,348)

Specialty Retail - (0.1)%
L Brands Inc.	(32)	(2,884)
Restoration Hardware Holdings Inc.	(33)	(3,079)*
Staples Inc.	(1,860)	(21,818)
TJX Cos. Inc.	(80)	(5,714)

Total Specialty Retail		(33,495)

TOTAL CONSUMER DISCRETIONARY		(53,843)

CONSUMER STAPLES - (0.0)%
Food & Staples Retailing - (0.0)%
Kroger Co.	(261)	(9,414)

EXCHANGE-TRADED FUNDS - (4.7)%
iShares Inc.-iShares MSCI Japan Index Fund	(20,307)	(232,109)
iShares Inc.-iShares MSCI Eurozone ETF Index Fund	(9,204)	(316,065)
SPDR S&P 500 ETF Trust	(1,742)	(333,820)
SPDR S&P Midcap 400 ETF Trust	(1,326)	(330,028)
The Select Sector SPDR Trust-The Energy Select Sector SPDR Fund	(4,031)	(246,697)

TOTAL EXCHANGE-TRADED FUNDS		(1,458,719)

INDUSTRIALS - (0.2)%
Aerospace & Defense - (0.1)%
Boeing Co.	(134)	(17,548)

Electrical Equipment - (0.1)%
SolarCity Corp.	(1,269)	(54,199)*

TOTAL INDUSTRIALS		(71,747)

INFORMATION TECHNOLOGY - (0.4)%
Internet Software & Services - (0.3)%
Alibaba Group Holding Ltd., ADR	(1,417)	(83,561)*

Semiconductors & Semiconductor Equipment - (0.1)%
SunEdison Inc.	(5,513)	(39,583)*

TOTAL INFORMATION TECHNOLOGY		(123,144)

TOTAL SECURITIES SOLD SHORT (Cost - $(1,861,435))		(1,716,867)

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	September 30, 2015

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Autodesk Inc., Put	1/20/17	$35.00	22	$5,268
Concho Resources Inc., Call	1/15/16	115.00	14	4,900
Concho Resources Inc., Put	1/15/16	70.00	14	2,415
Ebay Inc., Call	1/15/16	70.00	33	973
Ebay Inc., Put	1/15/16	50.00	33	5,561
Golar LNG Ltd., Put	1/15/16	40.00	30	40,800
Google Inc., Call	1/15/16	575.00	4	31,860
Google Inc., Put	1/15/16	450.00	4	1,100
L Brands Inc., Put	1/15/16	44.50	22	220
Mastercard Inc., Call	1/15/16	82.00	20	20,050
Mastercard Inc., Put	1/15/16	62.00	20	890
Restoration Hardware Holdings Inc., Call	1/20/17	125.00	6	3,510
Restoration Hardware Holdings Inc., Put	1/20/17	75.00	8	5,320
Schlumberger Ltd., Put	1/15/16	85.00	9	15,660
Starbucks Corp., Call	1/15/16	41.25	43	67,618
Starbucks Corp., Put	1/15/16	30.00	43	344
Tiffany & Co., Call	1/15/16	100.00	12	252
Tiffany & Co., Call	1/20/17	115.00	16	1,872
Tiffany & Co., Put	1/15/16	75.00	12	5,400
Tiffany & Co., Put	1/20/17	65.00	16	8,960
Whole Foods Market Inc., Call	1/20/17	45.00	17	1,768
Whole Foods Market Inc., Put	1/20/17	28.00	25	7,688
Wynn Resorts Ltd., Put	1/15/16	100.00	16	76,480
Yelp Inc., Put	1/15/16	50.00	13	37,180

TOTAL WRITTEN OPTIONS (Premiums received - $194,562)				$346,089

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s portfolio holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Permal Alternative Select VIT Portfolio (the “Portfolio”) is a separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Portfolio seeks to achieve its investment objective by implementing a tactical asset allocation program of alternative strategies overseen by the Portfolio’s manager, Permal Asset Management LLC (“Permal”), through which the Portfolio will allocate its assets among a number of alternative investment strategies implemented by multiple investment subadvisers. Permal may also manage Portfolio assets directly.

The Portfolio’s assets may be invested in wholly-owned and controlled subsidiaries, each of which will have the same investment objective as the Portfolio. The Portfolio intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Alternative Select VIT Portfolio Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary is expected to invest, directly or indirectly through the use of derivatives, in securities and commodity interests, which include commodity futures (including futures on broad-based securities indexes or interest rate futures, options on commodity futures, certain swaps and other investments). This schedule of investments is the consolidated schedule of investments of the Portfolio and the Subsidiary.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted

Notes to Consolidated Schedule of Investments (unaudited) (continued)

securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$3,233,785	$565,355	—	$3,799,140
Financials	575,466	8,125	—	583,591
Industrials	1,261,365	271,661	—	1,533,026
Information technology	1,981,830	232,971	—	2,214,801
Materials	644,976	95,521	—	740,497
Telecommunication services	22,669	8,818	—	31,487
Other common stocks	2,708,409	—	—	2,708,409
Convertible preferred stocks:
Financials	48,115	—	—	48,115
Information technology	—	—	$48,840	48,840
Preferred stocks	25,010	—	—	25,010
Statutory trust certificates	27,093	—	—	27,093
Convertible bonds & notes	—	327,009	—	327,009
Corporate bonds & notes	—	4,010,759	—	4,010,759
Municipal bonds	—	444,556	—	444,556
Purchased options	89,108	166,478	—	255,586

Total long-term investments	$10,617,826	$6,131,253	$48,840	$16,797,919

Short-term investments†	6,422,405	—	—	6,422,405

Total investments	$17,040,231	$6,131,253	$48,840	$23,220,324

Other financial instruments:
Futures contracts	$67,695	—	—	$67,695
Forward foreign currency contracts	—	$66,212	—	66,212
OTC total return swaps‡	—	173,155	—	173,155

Total other financial instruments	$67,695	$239,367	—	$307,062

Total	$17,107,926	$6,370,620	$48,840	$23,527,386

Notes to Consolidated Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Securities sold short	$1,716,867	—	—	$1,716,867
Written options	101,480	$244,609	—	346,089
Futures contracts	12,597	—	—	12,597
Forward foreign currency contracts	—	64,267	—	64,267
OTC total return swaps‡	—	201	—	201

Total	$1,830,944	$309,077	—	$2,140,021

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

2. Investments

At September 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$570,518
Gross unrealized depreciation	(2,437,260)

Net unrealized depreciation	$(1,866,742)

At September 30, 2015, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month Bankers Acceptance	4	6/16	$741,986	$743,911	$1,925
3-Month Bankers Acceptance	3	9/16	557,937	557,737	(200)
3-Month Euribor	55	3/18	15,332,185	15,338,893	6,708
90-Day Eurodollar	5	12/17	1,225,544	1,231,937	6,393
90-Day Eurodollar	42	3/18	10,319,228	10,337,250	18,022
90-Day Sterling	2	6/17	372,138	373,838	1,700
90-Day Sterling	35	9/17	6,528,331	6,535,550	7,219
LME Price Aluminum	2	10/15	82,379	78,863	(3,516)
LME Price Aluminum	1	11/15	39,966	39,069	(897)
Topix Index	2	12/15	240,421	235,319	(5,102)
U.S. Treasury Long-Term Bonds	1	12/15	155,532	157,344	1,812
U.S. Treasury Ultra Long-Term Bonds	1	12/15	158,345	160,406	2,061

					36,125

Contracts to Sell:
Brent Crude	1	10/15	49,639	48,370	1,269
Corn	1	12/15	19,012	19,387	(375)
E-mini Nikkei 225 Index	6	12/15	90,548	86,975	3,573
E-mini S&P 500 Index	3	12/15	287,796	286,305	1,491
Euro Stoxx 50	4	12/15	137,924	138,155	(231)
FTSE 100 Index	1	12/15	93,132	91,045	2,087
Gold 100 Ounce	1	12/15	111,268	111,520	(252)
LME Price Aluminum	2	10/15	84,946	78,863	6,083
LME Price Aluminum	1	11/15	39,581	39,069	512
LME Price Aluminum	1	12/15	39,703	39,325	378
Low Sulphur Gasoil	1	11/15	47,999	46,700	1,299
MSCI Taiwan Index	1	10/15	30,199	30,150	49
Natural Gas	4	10/15	106,074	100,960	5,114
Soybean	1	11/15	44,124	44,600	(476)
Sugar No. 11	1	2/16	13,684	14,426	(742)
WTI Crude	1	10/15	44,748	45,090	(342)
Wheat	1	12/15	25,173	25,637	(464)

					18,973

Net unrealized appreciation on open futures contracts					$55,098

Notes to Consolidated Schedule of Investments (unaudited) (continued)

At September 30, 2015, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	10,000	JPY	856,654	Deutsche Bank AG	10/2/15	$(122)
AUD	40,000	JPY	3,468,382	Deutsche Bank AG	10/2/15	(836)
AUD	10,000	JPY	842,800	Deutsche Bank AG	10/2/15	(6)
AUD	340,000	JPY	28,615,468	Deutsche Bank AG	10/2/15	114
AUD	40,000	USD	28,533	Deutsche Bank AG	10/2/15	(457)
AUD	150,000	USD	107,748	Deutsche Bank AG	10/2/15	(2,463)
AUD	60,000	USD	43,183	Deutsche Bank AG	10/2/15	(1,069)
AUD	96,000	USD	66,926	Deutsche Bank AG	10/2/15	456
AUD	178,000	USD	124,306	Deutsche Bank AG	10/2/15	632
AUD	1,710,000	USD	1,197,861	Deutsche Bank AG	10/2/15	2,388
CAD	10,000	USD	7,581	Deutsche Bank AG	10/2/15	(87)
CAD	50,000	USD	38,250	Deutsche Bank AG	10/2/15	(783)
CAD	10,000	USD	7,513	Deutsche Bank AG	10/2/15	(19)
CAD	930,000	USD	696,083	Deutsche Bank AG	10/2/15	803
EUR	150,000	USD	169,786	Deutsche Bank AG	10/2/15	(2,177)
EUR	260,000	USD	294,239	Deutsche Bank AG	10/2/15	(3,715)
EUR	40,000	USD	45,251	Deutsche Bank AG	10/2/15	(555)
EUR	110,000	USD	124,552	Deutsche Bank AG	10/2/15	(1,638)
EUR	110,000	USD	125,459	Deutsche Bank AG	10/2/15	(2,545)
EUR	260,000	USD	293,003	Deutsche Bank AG	10/2/15	(2,479)
EUR	160,000	USD	178,708	Deutsche Bank AG	10/2/15	76
EUR	137,000	USD	153,358	Deutsche Bank AG	10/2/15	(274)
GBP	20,000	USD	30,928	Deutsche Bank AG	10/2/15	(673)
GBP	60,000	USD	93,233	Deutsche Bank AG	10/2/15	(2,467)
GBP	50,000	USD	78,114	Deutsche Bank AG	10/2/15	(2,477)
GBP	170,000	USD	258,145	Deutsche Bank AG	10/2/15	(978)
JPY	17,864,889	AUD	210,000	Deutsche Bank AG	10/2/15	1,519
JPY	861,888	AUD	10,000	Deutsche Bank AG	10/2/15	166
JPY	1,716,206	AUD	20,000	Deutsche Bank AG	10/2/15	268
JPY	10,080,589	AUD	120,000	Deutsche Bank AG	10/2/15	(199)
JPY	3,356,620	AUD	40,000	Deutsche Bank AG	10/2/15	(96)
JPY	15,690,000	USD	130,774	Deutsche Bank AG	10/2/15	14
JPY	52,720,000	USD	441,150	Deutsche Bank AG	10/2/15	(1,689)
JPY	16,670,000	USD	139,188	Deutsche Bank AG	10/2/15	(231)
JPY	10,620,000	USD	88,658	Deutsche Bank AG	10/2/15	(132)
JPY	30,160,000	USD	252,184	Deutsche Bank AG	10/2/15	(777)
JPY	16,473,025	USD	137,800	Deutsche Bank AG	10/2/15	(485)
MXN	40,000	USD	2,384	Deutsche Bank AG	10/2/15	(18)
MXN	140,000	USD	8,426	Deutsche Bank AG	10/2/15	(144)
MXN	120,000	USD	7,250	Deutsche Bank AG	10/2/15	(151)
MXN	40,000	USD	2,419	Deutsche Bank AG	10/2/15	(53)
MXN	2,920,000	USD	170,655	Deutsche Bank AG	10/2/15	2,076
NOK	190,000	USD	23,356	Deutsche Bank AG	10/2/15	(1,038)
NOK	120,000	USD	14,798	Deutsche Bank AG	10/2/15	(703)
NOK	60,000	USD	7,133	Deutsche Bank AG	10/2/15	(85)
NOK	70,000	USD	8,186	Deutsche Bank AG	10/2/15	37
NOK	2,140,000	USD	249,061	Deutsche Bank AG	10/2/15	2,313
NZD	10,000	USD	6,369	Deutsche Bank AG	10/2/15	24
NZD	10,000	USD	6,349	Deutsche Bank AG	10/2/15	44
NZD	30,000	USD	18,990	Deutsche Bank AG	10/2/15	189
NZD	20,000	USD	12,769	Deutsche Bank AG	10/2/15	17

Notes to Consolidated Schedule of Investments (unaudited) (continued)

NZD	590,000	USD	374,894	Deutsche Bank AG	10/2/15	2,293
PLN	10,000	USD	2,695	Deutsche Bank AG	10/2/15	(63)
PLN	10,000	USD	2,690	Deutsche Bank AG	10/2/15	(59)
PLN	20,000	USD	5,426	Deutsche Bank AG	10/2/15	(163)
PLN	60,000	USD	15,828	Deutsche Bank AG	10/2/15	(40)
SEK	50,000	USD	6,051	Deutsche Bank AG	10/2/15	(77)
SEK	30,000	USD	3,628	Deutsche Bank AG	10/2/15	(44)
SEK	60,000	USD	7,272	Deutsche Bank AG	10/2/15	(103)
SEK	60,000	USD	7,337	Deutsche Bank AG	10/2/15	(169)
SEK	110,000	USD	12,986	Deutsche Bank AG	10/2/15	156
TRY	10,000	USD	3,310	Deutsche Bank AG	10/2/15	(6)
TRY	20,000	USD	6,660	Deutsche Bank AG	10/2/15	(51)
TRY	10,000	USD	3,284	Deutsche Bank AG	10/2/15	20
TRY	330,000	USD	107,870	Deutsche Bank AG	10/2/15	1,174
USD	911,187	AUD	1,280,000	Deutsche Bank AG	10/2/15	12,755
USD	14,327	AUD	20,000	Deutsche Bank AG	10/2/15	289
USD	78,336	AUD	110,000	Deutsche Bank AG	10/2/15	1,127
USD	96,177	AUD	137,000	Deutsche Bank AG	10/2/15	17
USD	96,177	AUD	137,000	Deutsche Bank AG	10/2/15	17
USD	196,681	AUD	280,000	Deutsche Bank AG	10/2/15	149
USD	104,960	AUD	150,000	Deutsche Bank AG	10/2/15	(325)
USD	56,069	AUD	80,000	Deutsche Bank AG	10/2/15	(83)
USD	28,046	AUD	40,000	Deutsche Bank AG	10/2/15	(30)
USD	7,544	CAD	10,000	Deutsche Bank AG	10/2/15	51
USD	633,779	CAD	840,000	Deutsche Bank AG	10/2/15	4,334
USD	7,553	CAD	10,000	Deutsche Bank AG	10/2/15	60
USD	7,571	CAD	10,000	Deutsche Bank AG	10/2/15	78
USD	52,915	CAD	70,000	Deutsche Bank AG	10/2/15	462
USD	15,077	CAD	20,000	Deutsche Bank AG	10/2/15	90
USD	15,054	CAD	20,000	Deutsche Bank AG	10/2/15	67
USD	14,951	CAD	20,000	Deutsche Bank AG	10/2/15	(36)
USD	56,394	EUR	50,000	Deutsche Bank AG	10/2/15	524
USD	393,777	EUR	350,000	Deutsche Bank AG	10/2/15	2,687
USD	457,315	EUR	410,000	Deutsche Bank AG	10/2/15	(819)
USD	152,229	EUR	137,000	Deutsche Bank AG	10/2/15	(855)
USD	89,436	EUR	80,000	Deutsche Bank AG	10/2/15	44
USD	223,441	EUR	200,000	Deutsche Bank AG	10/2/15	(39)
USD	15,392	GBP	10,000	Deutsche Bank AG	10/2/15	264
USD	123,427	GBP	80,000	Deutsche Bank AG	10/2/15	2,407
USD	15,523	GBP	10,000	Deutsche Bank AG	10/2/15	396
USD	46,177	GBP	30,000	Deutsche Bank AG	10/2/15	795
USD	91,505	GBP	60,000	Deutsche Bank AG	10/2/15	740
USD	76,293	GBP	50,000	Deutsche Bank AG	10/2/15	655
USD	91,168	GBP	60,000	Deutsche Bank AG	10/2/15	403
USD	22,566	JPY	2,710,000	Deutsche Bank AG	10/2/15	(24)
USD	164,527	JPY	19,860,000	Deutsche Bank AG	10/2/15	(1,021)
USD	126,693	JPY	15,260,000	Deutsche Bank AG	10/2/15	(510)
USD	46,525	JPY	5,580,000	Deutsche Bank AG	10/2/15	12
USD	137,800	JPY	16,664,705	Deutsche Bank AG	10/2/15	(1,113)
USD	35,676	JPY	4,290,000	Deutsche Bank AG	10/2/15	(84)
USD	100,264	JPY	12,050,000	Deutsche Bank AG	10/2/15	(182)
USD	550,450	JPY	66,110,000	Deutsche Bank AG	10/2/15	(628)
USD	806	JPY	96,887	Deutsche Bank AG	10/2/15	(1)
USD	4,741	MXN	80,000	Deutsche Bank AG	10/2/15	9
USD	159,505	MXN	2,670,000	Deutsche Bank AG	10/2/15	1,563
USD	7,210	MXN	120,000	Deutsche Bank AG	10/2/15	111
USD	8,891	MXN	150,000	Deutsche Bank AG	10/2/15	17
USD	11,785	MXN	200,000	Deutsche Bank AG	10/2/15	(46)
USD	2,364	MXN	40,000	Deutsche Bank AG	10/2/15	(3)
USD	242,954	NOK	1,990,000	Deutsche Bank AG	10/2/15	9,200
USD	2,443	NOK	20,000	Deutsche Bank AG	10/2/15	94
USD	4,889	NOK	40,000	Deutsche Bank AG	10/2/15	190
USD	30,479	NOK	250,000	Deutsche Bank AG	10/2/15	1,112

Notes to Consolidated Schedule of Investments (unaudited) (continued)

USD	16,908	NOK	140,000	Deutsche Bank AG	10/2/15	463
USD	16,928	NOK	140,000	Deutsche Bank AG	10/2/15	483
USD	6,303	NZD	10,000	Deutsche Bank AG	10/2/15	(90)
USD	379,216	NZD	600,000	Deutsche Bank AG	10/2/15	(4,364)
USD	6,354	NZD	10,000	Deutsche Bank AG	10/2/15	(39)
USD	6,309	NZD	10,000	Deutsche Bank AG	10/2/15	(84)
USD	12,512	NZD	20,000	Deutsche Bank AG	10/2/15	(274)
USD	6,297	NZD	10,000	Deutsche Bank AG	10/2/15	(96)
USD	5,366	PLN	20,000	Deutsche Bank AG	10/2/15	103
USD	10,603	PLN	40,000	Deutsche Bank AG	10/2/15	77
USD	5,310	PLN	20,000	Deutsche Bank AG	10/2/15	47
USD	5,291	PLN	20,000	Deutsche Bank AG	10/2/15	28
USD	6,072	SEK	50,000	Deutsche Bank AG	10/2/15	99
USD	3,612	SEK	30,000	Deutsche Bank AG	10/2/15	28
USD	8,356	SEK	70,000	Deutsche Bank AG	10/2/15	(7)
USD	8,337	SEK	70,000	Deutsche Bank AG	10/2/15	(26)
USD	4,770	SEK	40,000	Deutsche Bank AG	10/2/15	(9)
USD	5,945	SEK	50,000	Deutsche Bank AG	10/2/15	(29)
USD	94,682	TRY	290,000	Deutsche Bank AG	10/2/15	(1,144)
USD	6,575	TRY	20,000	Deutsche Bank AG	10/2/15	(33)
USD	3,316	TRY	10,000	Deutsche Bank AG	10/2/15	12
USD	9,877	TRY	30,000	Deutsche Bank AG	10/2/15	(36)
USD	3,293	TRY	10,000	Deutsche Bank AG	10/2/15	(12)
USD	3,261	TRY	10,000	Deutsche Bank AG	10/2/15	(43)
USD	2,201	ZAR	30,000	Deutsche Bank AG	10/2/15	37
USD	97,920	ZAR	1,320,000	Deutsche Bank AG	10/2/15	2,672
USD	7,437	ZAR	100,000	Deutsche Bank AG	10/2/15	221
USD	7,279	ZAR	100,000	Deutsche Bank AG	10/2/15	63
USD	8,661	ZAR	120,000	Deutsche Bank AG	10/2/15	2
ZAR	40,000	USD	2,987	Deutsche Bank AG	10/2/15	(101)
ZAR	80,000	USD	6,040	Deutsche Bank AG	10/2/15	(268)
ZAR	40,000	USD	2,916	Deutsche Bank AG	10/2/15	(29)
ZAR	60,000	USD	4,269	Deutsche Bank AG	10/2/15	60
ZAR	1,450,000	USD	103,379	Deutsche Bank AG	10/2/15	1,250
USD	154,492	EUR	138,000	Deutsche Bank AG	10/9/15	275
USD	137,900	JPY	16,513,697	Deutsche Bank AG	10/9/15	235
MXN	140,000	USD	8,263	Deutsche Bank AG	10/15/15	10
USD	170,475	MXN	2,920,000	Deutsche Bank AG	10/15/15	(2,072)
USD	6,456	MXN	110,000	Deutsche Bank AG	10/15/15	(45)
USD	4,094	MXN	70,000	Deutsche Bank AG	10/15/15	(42)
AUD	10,000	JPY	840,852	Deutsche Bank AG	10/16/15	3
EUR	290,000	USD	325,692	Deutsche Bank AG	10/16/15	(1,580)
JPY	28,588,271	AUD	340,000	Deutsche Bank AG	10/16/15	(118)
JPY	2,488,164	AUD	30,000	Deutsche Bank AG	10/16/15	(297)
JPY	66,110,000	USD	550,553	Deutsche Bank AG	10/16/15	613
JPY	30,210,000	USD	252,807	Deutsche Bank AG	10/16/15	(943)
NZD	20,000	USD	12,740	Deutsche Bank AG	10/16/15	33
SEK	30,000	USD	3,573	Deutsche Bank AG	10/16/15	13
TRY	10,000	USD	3,261	Deutsche Bank AG	10/16/15	29
TRY	10,000	USD	3,274	Deutsche Bank AG	10/16/15	16
TRY	20,000	USD	6,572	Deutsche Bank AG	10/16/15	8
USD	1,196,943	AUD	1,710,000	Deutsche Bank AG	10/16/15	(2,378)
USD	48,604	AUD	70,000	Deutsche Bank AG	10/16/15	(491)
USD	7,012	AUD	10,000	Deutsche Bank AG	10/16/15	(1)
USD	696,015	CAD	930,000	Deutsche Bank AG	10/16/15	(819)
USD	22,413	CAD	30,000	Deutsche Bank AG	10/16/15	(65)
USD	178,744	EUR	160,000	Deutsche Bank AG	10/16/15	(77)
USD	67,018	EUR	60,000	Deutsche Bank AG	10/16/15	(40)
USD	178,958	EUR	160,000	Deutsche Bank AG	10/16/15	137
USD	258,128	GBP	170,000	Deutsche Bank AG	10/16/15	979
USD	91,058	GBP	60,000	Deutsche Bank AG	10/16/15	299
USD	60,581	GBP	40,000	Deutsche Bank AG	10/16/15	75
USD	91,023	GBP	60,000	Deutsche Bank AG	10/16/15	264

Notes to Consolidated Schedule of Investments (unaudited) (continued)

USD	44,950	JPY	5,390,000	Deutsche Bank AG	10/16/15	13
USD	249,007	NOK	2,140,000	Deutsche Bank AG	10/16/15	(2,308)
USD	29,203	NOK	250,000	Deutsche Bank AG	10/16/15	(156)
USD	15,305	NOK	130,000	Deutsche Bank AG	10/16/15	38
USD	7,049	NOK	60,000	Deutsche Bank AG	10/16/15	3
USD	374,506	NZD	590,000	Deutsche Bank AG	10/16/15	(2,296)
USD	18,893	NZD	30,000	Deutsche Bank AG	10/16/15	(266)
USD	15,821	PLN	60,000	Deutsche Bank AG	10/16/15	39
USD	2,634	PLN	10,000	Deutsche Bank AG	10/16/15	3
USD	2,644	PLN	10,000	Deutsche Bank AG	10/16/15	14
USD	2,633	PLN	10,000	Deutsche Bank AG	10/16/15	3
USD	12,990	SEK	110,000	Deutsche Bank AG	10/16/15	(156)
USD	9,434	SEK	80,000	Deutsche Bank AG	10/16/15	(127)
USD	107,400	TRY	330,000	Deutsche Bank AG	10/16/15	(1,166)
USD	103,132	ZAR	1,450,000	Deutsche Bank AG	10/16/15	(1,248)
USD	111,900	EUR	100,000	Credit Suisse	10/29/15	115
BRL	10,000	USD	2,446	Deutsche Bank AG	12/16/15	12
BRL	10,000	USD	2,405	Deutsche Bank AG	12/16/15	52
BRL	20,000	USD	4,759	Deutsche Bank AG	12/16/15	156
BRL	20,000	USD	4,615	Deutsche Bank AG	12/16/15	301
BRL	10,000	USD	2,363	Deutsche Bank AG	12/16/15	95
INR	190,000	USD	2,818	Deutsche Bank AG	12/16/15	40
INR	2,460,000	USD	36,740	Deutsche Bank AG	12/16/15	257
INR	2,780,000	USD	41,634	Deutsche Bank AG	12/16/15	176
INR	880,000	USD	13,230	Deutsche Bank AG	12/16/15	5
INR	150,000	USD	2,239	Deutsche Bank AG	12/16/15	17
INR	1,300,000	USD	19,517	Deutsche Bank AG	12/16/15	35
USD	2,548	BRL	10,000	Deutsche Bank AG	12/16/15	90
USD	39,940	BRL	160,000	Deutsche Bank AG	12/16/15	616
USD	9,663	BRL	40,000	Deutsche Bank AG	12/16/15	(168)
USD	6,817	INR	460,000	Deutsche Bank AG	12/16/15	(101)
USD	5,768	INR	390,000	Deutsche Bank AG	12/16/15	(97)
USD	3,386	INR	230,000	Deutsche Bank AG	12/16/15	(73)
USD	110,244	INR	7,450,000	Deutsche Bank AG	12/16/15	(1,800)
USD	6,785	INR	460,000	Deutsche Bank AG	12/16/15	(133)
USD	4,149	INR	280,000	Deutsche Bank AG	12/16/15	(63)
USD	5,057	INR	340,000	Deutsche Bank AG	12/16/15	(56)
USD	11,036	INR	740,000	Deutsche Bank AG	12/16/15	(94)
USD	3,281	INR	220,000	Deutsche Bank AG	12/16/15	(28)
USD	8,639	INR	580,000	Deutsche Bank AG	12/16/15	(84)

Total						$1,945

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

Notes to Consolidated Schedule of Investments (unaudited) (continued)

At September 30, 2015, the Portfolio had the following open swap contracts:

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE PORTFOLIO	PERIODIC PAYMENTS RECEIVED BY THE PORTFOLIO	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Suisse Securities (Europe) Ltd.	1,961	GBP	8/17/16	1-Month LIBOR plus 30 basis points	Vodafone Group PLC†	—	$(132)
Credit Suisse Securities (Europe) Ltd.	15,599	EUR	8/10/16	1-Month LIBOR plus 30 basis points	Ryanair Holdings PLC†	—	3,880
Credit Suisse Securities (Europe) Ltd.	1,502		11/30/15	1-Month LIBOR plus 30 basis points	AMBAC Financial Group Inc.†	—	(69)
Credit Suisse Securities (Europe) Ltd.	1,721,604	JPY	12/15/16	Yahoo Japan Corp.†	1-Month LIBOR plus 50 basis points	—	1,851
Morgan Stanley Capital Services LLC	1,996,377		10/13/16	Apex R2 basket†‡	USD-Federal Funds-H.15	—	167,424

Total						—	$172,954

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

†	Periodic payments made/received by the Portfolio are based on the total return of the referenced entity.

‡	Custom equity basket of securities intended to perform in correlation to the Russell 2000 Index.

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2015